Investments in Subsidiaries	12 Months Ended
Dec. 31, 2011
Investments in Subsidiaries
6.	Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activity	2010	2011
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited	BVI	Investment holding	100%	100%
Nam Tai Investment Limited	Hong Kong	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”)	Hong Kong	Inactive	100%	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”) (previously known as “Namtai Electronic (Shenzhen) Co., Ltd.”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Manufacturing and trading	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Manufacturing and trading	100%	100%

    Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 12 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends are paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. These reserves and registered capital of the PRC subsidiaries amounted to $294,691 and $327,697 as of December 31, 2010 and 2011, respectively. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.